Goodwill - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 1,132
Explanation of period over which management has projected cash flows, period		5 years
Bell Media
Disclosure of reconciliation of changes in goodwill [line items]
Decrease in growth rate used to extrapolate cash flow projections		2.10%
Increase in discount rate applied to cash flow projections		1.20%
Bell CTS | U.S.
Disclosure of reconciliation of changes in goodwill [line items]
Decrease in growth rate used to extrapolate cash flow projections		1.20%
Increase in discount rate applied to cash flow projections		1.00%
Bell Media
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 1,132